Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 13,141,317		¥ 10,258,586		$ 1,911,326
Non-current assets	2,614,884		2,036,389		380,318
Total assets	15,756,201		12,294,975		2,291,644
Accrued expenses and other payables	2,439,948		1,658,934		354,875
Advance from customers	75,017		70,454		10,911
Amounts due to related parties	19,868		10,285		2,890
Total current liabilities	4,164,769		3,889,316		605,740
Other liabilities	24,068		32,122		3,501
Deferred tax liabilities	455,921		438,251		66,311
Total non-current liabilities	479,989		470,373		69,812
Total liabilities	4,644,758		4,359,689		675,552
Net revenues			6,210,181	¥ 5,961,621
Net (loss)/income	2,871,015	$ 417,573	2,001,619	1,227,914
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	855,789		1,326,075		124,469
Non-current assets	1,641,154		1,645,183		238,696
Total assets	2,496,943		2,971,258		363,165
Accrued expenses and other payables	182,885		162,423		26,600
Advance from customers	55,268		45,747		8,038
Deferred revenue	36,847		47,507		5,359
Amounts due to related parties	1,569		4,309		228
Inter-company payables	509,899		1,031,877		74,162
Total current liabilities	786,468		1,291,863		114,387
Other liabilities	14,880		20,010		2,164
Deferred tax liabilities	12,135		12,708		1,765
Total non-current liabilities	27,015		32,718		3,929
Total liabilities	813,483		1,324,581		118,316
Net assets	1,683,460		1,646,677		$ 244,849
Net revenues	673,188	97,911	274,774	328,618
Net (loss)/income	29,099	4,232	20,380	(71,931)
Net cash generated from/(used in) operating activities	(224,531)	(32,657)	851,872	20,337
Net cash (used in)/generated from investing activities	131,087	19,066	(802,710)	(33,204)
Net cash generated from financing activities	¥ 0	$ 0	¥ 0	¥ 0